Investments in Subsidiaries (Detail)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 Nam Tai Electronic and Electrical Products Limited (NTEEP)	Dec. 31, 2011 Nam Tai Electronic and Electrical Products Limited (NTEEP)	Dec. 31, 2012 Nam Tai Holdings Limited (NTHL)	Dec. 31, 2011 Nam Tai Holdings Limited (NTHL)	Dec. 31, 2012 Nam Tai Group Management Limited (NTGM)	Dec. 31, 2011 Nam Tai Group Management Limited (NTGM)	Dec. 31, 2012 Nam Tai Telecom (Hong Kong) Company Limited (NTT)	Dec. 31, 2011 Nam Tai Telecom (Hong Kong) Company Limited (NTT)	Dec. 31, 2012 Nam Tai Trading Company Limited (NTTC)	Dec. 31, 2011 Nam Tai Trading Company Limited (NTTC)	Dec. 31, 2012 Nam Tai Investment Limited (NTIL)	Dec. 31, 2011 Nam Tai Investment Limited (NTIL)	Dec. 31, 2012 J.I.C. Enterprises (HK) Ltd.		Aug. 02, 2012 J.I.C. Enterprises (HK) Ltd.	Dec. 31, 2012 Namtai Investment (Shenzhen) Co., Ltd. (NTISZ)	Dec. 31, 2011 Namtai Investment (Shenzhen) Co., Ltd. (NTISZ)	Dec. 31, 2012 Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)	Dec. 31, 2011 Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)	Dec. 31, 2012 Wuxi Zastron Precision-Flex Co., Ltd.(Wuxi Zastron-Flex)	Dec. 31, 2011 Wuxi Zastron Precision-Flex Co., Ltd.(Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Cayman Islands		BVI		Hong Kong		Hong Kong		Hong Kong		Hong Kong		Hong Kong	[1]		PRC		PRC		PRC
Principal activity	Investment holding		Investment holding		Inactive		Inactive		In liquidation		De-registered		Inactive	[1]		Investment holding		Manufacturing and trading		Manufacturing and trading
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

[1]	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE issued the share capital HK$500,000 which is made up of 500,000 ordinary shares of HK$1 each. The primary reason of acquisition is for re-organization.